Long-Term Debt - Silicon Valley Bank Financing (Details) - Silicon Valley Bank - Revolving Credit Facility - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2023	Jan. 09, 2023
Long-Term Debt
Borrowing capacity			$ 5.0
Additional incremental borrowing capacity			2.5
Maximum borrowing capacity			$ 7.5
Additional deferred financing fees		$ 0.3
Write off remaining unamortized deferred financing costs	$ 0.3	$ 0.3